SCHEDULE OF OTHER OPERATING INCOME (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
IfrsStatementLineItems [Line Items]
Research income		$ 363,912	$ 113,841	$ 59,468
Interest income	$ 1,564	2,097	3,369
Others		6,028	196	6,164
Total	$ 362,111	485,374	154,610	127,456
Jobs Support Scheme [member]
IfrsStatementLineItems [Line Items]
Government grants			4,880	41,786
Wage Subsidy Program [member]
IfrsStatementLineItems [Line Items]
Government grants		3,099	7,385	19,686
Enterprise Development Grant [member]
IfrsStatementLineItems [Line Items]
Government grants		8,640	10,400
Jobs Growth Incentive [member]
IfrsStatementLineItems [Line Items]
Government grants		5,550	3,750
Hiring Incentive And Training Programme [member]
IfrsStatementLineItems [Line Items]
Government grants		9,077	7,709
Startup SG Tech Proof Of Concept Grant [member]
IfrsStatementLineItems [Line Items]
Government grants		84,091
Others [member]
IfrsStatementLineItems [Line Items]
Government grants		$ 2,880	$ 3,080	$ 352